INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Educational merchandise	$ 3,549	$ 3,043
Inventories	3,549	3,043
Inventory reserve	$ 0	$ 0	$ 0